Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond II Portfolio
Initial Class
April 30, 2025
Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Julian Potenza will become a Co-Portfolio Manager for the fund effective April 1, 2026.
Effective April 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Julian Potenza (Co-Portfolio Manager) has managed the fund since 2026.
Effective April 1, 2026, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Julian Potenza is Co-Portfolio Manager of VIP Investment Grade Bond II Portfolio, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Potenza has worked as a research analyst and portfolio manager.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Sean Corcoran (Co-Portfolio Manager) has managed the fund since 2025.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Sean Corcoran is Co-Portfolio Manager of VIP Investment Grade Bond II Portfolio, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Corcoran has worked as a research analyst and portfolio manager.
VIGBI-PSTK-1225-103 1.9911410.103	December 12, 2025
Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond II Portfolio
Investor Class
April 30, 2025
Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Julian Potenza will become a Co-Portfolio Manager for the fund effective April 1, 2026.
Effective April 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Julian Potenza (Co-Portfolio Manager) has managed the fund since 2026.
Effective April 1, 2026, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Julian Potenza is Co-Portfolio Manager of VIP Investment Grade Bond II Portfolio, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Potenza has worked as a research analyst and portfolio manager.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Sean Corcoran (Co-Portfolio Manager) has managed the fund since 2025.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Sean Corcoran is Co-Portfolio Manager of VIP Investment Grade Bond II Portfolio, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Corcoran has worked as a research analyst and portfolio manager.
VIGBV-PSTK-1225-103 1.9911412.103	December 12, 2025
Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond Portfolio
Investor Class
April 30, 2025
Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Julian Potenza will become a Co-Portfolio Manager for the fund effective April 1, 2026.
Effective April 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Julian Potenza (Co-Portfolio Manager) has managed the fund since 2026.
Effective April 1, 2026, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Julian Potenza is Co-Portfolio Manager of VIP Investment Grade Bond Portfolio, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Potenza has worked as a research analyst and portfolio manager.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Franco Castagliuolo (Co-Portfolio Manager) has managed the fund since 2025.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Franco Castagliuolo is Co-Portfolio Manager of VIP Investment Grade Bond Portfolio, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 1996, Mr. Castagliuolo has worked as a research associate and portfolio manager.
VIPIGB-INV-PSTK-1225-109 1.918639.109	December 12, 2025
Supplement to the
Fidelity® Variable Insurance Products
Strategic Income Portfolio
Investor Class
April 30, 2025
Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Celso Munoz will become a Co-Lead Portfolio Manager for the fund effective January 1, 2026.
Effective January 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Celso Munoz (Co-Lead Portfolio Manager) has managed the fund since 2026.
Effective January 1, 2026, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Celso Munoz is Co-Lead Portfolio Manager of VIP Strategic Income Portfolio, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Munoz has worked as a research analyst and portfolio manager.
VIPSI-INV-PSTK-1225-110 1.924866.110	December 12, 2025
Supplement to the
Fidelity® Variable Insurance Products
Strategic Income Portfolio
Initial Class, Service Class, and Service Class 2
April 30, 2025
Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Celso Munoz will become a Co-Lead Portfolio Manager for the fund effective January 1, 2026.
Effective January 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Celso Munoz (Co-Lead Portfolio Manager) has managed the fund since 2026.
Effective January 1, 2026, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Celso Munoz is Co-Lead Portfolio Manager of VIP Strategic Income Portfolio, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Munoz has worked as a research analyst and portfolio manager.
VIPSI-PSTK-1225-120 1.805596.120	December 12, 2025
Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond Portfolio
Initial Class, Service Class, and Service Class 2
April 30, 2025
Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Julian Potenza will become a Co-Portfolio Manager for the fund effective April 1, 2026.
Effective April 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Julian Potenza (Co-Portfolio Manager) has managed the fund since 2026.
Effective April 1, 2026, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Julian Potenza is Co-Portfolio Manager of VIP Investment Grade Bond Portfolio, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Potenza has worked as a research analyst and portfolio manager.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Franco Castagliuolo (Co-Portfolio Manager) has managed the fund since 2025.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Franco Castagliuolo is Co-Portfolio Manager of VIP Investment Grade Bond Portfolio, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 1996, Mr. Castagliuolo has worked as a research associate and portfolio manager.
VIG-PSTK-1225-118 1.798000.118	December 12, 2025